Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 29, 2024 $ / shares	Apr. 25, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) performanceObligation segment restructuringObligation $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 30, 2025 USD ($)	Sep. 29, 2025 USD ($)	Jun. 29, 2025 USD ($)	Mar. 30, 2025 USD ($)	Aug. 12, 2024 USD ($)
Concentration Risk [Line Items]
Stock split ratio	0.04
Net loss				$ 103,447	$ 225,812	$ 1,989,934
Cash consumed in operations				21,203	60,697	117,597
Cash and cash equivalents				39,049	52,882	98,332
Available-for-sale securities				$ 0	17,398
Number of reportable segments | segment				1
Number of operating segments | segment				1
Restricted cash				$ 24,889	31,838	16,500
Receivables, write-offs				400	0	0
Impairment of long-lived assets				889	30,265	11,494
Other income (expense), net				$ 1,153	179	(1,088)
Number of contract performance obligations | performanceObligation				2
Advertising expense				$ 2,500	4,500	8,800
Number of restructuring obligation groups | restructuringObligation				4
Total revenues				$ 3,441,056	726,988	1,745
Accumulated deficit				797,960	751,301
Money Market Funds
Concentration Risk [Line Items]
Restricted cash				$ 11,400	$ 31,800
Line of Credit | ICE Credit Facility
Concentration Risk [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 40,000	$ 30,000	$ 20,000	$ 10,000	$ 40,000
Class A Common Stock
Concentration Risk [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Class V Common Stock
Concentration Risk [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Crypto services
Concentration Risk [Line Items]
Total revenues				$ 3,441,056	$ 726,988	1,745
Three Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percentage				99.95%
Three Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Crypto services
Concentration Risk [Line Items]
Customer concentration risk, percentage				94.00%	86.00%
One Customer | Crypto services
Concentration Risk [Line Items]
Total revenues				$ 2,556,000	$ 529,600
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Crypto services
Concentration Risk [Line Items]
Customer concentration risk, percentage				74.00%	73.00%
Cryptoassets
Concentration Risk [Line Items]
Other income (expense), net				$ 300	$ 200	$ 0
Money Market Funds
Concentration Risk [Line Items]
Cash equivalents, invested in money market funds				$ 15,000	$ 42,100
Third-Party Offering
Concentration Risk [Line Items]
Net proceeds from sale of stock and warrants			$ 37,600
ICE Offering
Concentration Risk [Line Items]
Net proceeds from sale of stock and warrants		$ 7,400	2,400
Expected net proceeds from sale of stock and warrants			$ 9,800